UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INVESTMENT GRADE BOND FUND

FORM N-Q

SEPTEMBER 30, 2007

LEGG MASON PARTNERS INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited)	September 30, 2007

FACE AMOUNT	SECURITY	VALUE
CORPORATE BONDS & NOTES - 83.9%
Aerospace & Defense - 0.4%
$2,370,000	United Technologies Corp., Senior Notes, 5.400% due 5/1/35	$2,227,546

Automobiles - 1.5%
3,850,000	Ford Motor Co., Notes, 7.450% due 7/16/31	3,041,500
6,560,000	General Motors Corp., Senior Debentures, 8.375% due 7/15/33	5,781,000

	Total Automobiles	8,822,500

Beverages - 0.9%
5,486,000	Diageo Capital PLC, Notes, 4.850% due 5/15/18	5,048,097

Capital Markets - 6.3%
3,026,000	Bear Stearns Co. Inc., Subordinated Notes, 5.550% due 1/22/17	2,861,525
1,350,000	Deutsche Bank AG, Senior Notes, 6.000% due 9/1/17	1,369,977
2,430,000	Goldman Sachs Capital II, 5.793% due 6/1/12 (a)(b)	2,301,681
	Kaupthing Bank HF:
1,963,000	Notes, 5.750% due 10/4/11 (c)	1,939,464
3,927,000	Subordinated Notes, 7.125% due 5/19/16 (c)	3,969,569
3,867,000	Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes, 5.857% due 5/31/12 (a)(b)	3,687,827
4,081,000	Lehman Brothers Holdings Inc., Subordinated Notes, 6.500% due 7/19/17	4,143,280
	Merrill Lynch & Co. Inc.:
2,670,000	Senior Notes, 6.400% due 8/28/17	2,759,923
	Subordinated Notes:
5,790,000	5.700% due 5/2/17	5,639,460
1,309,000	6.110% due 1/29/37	1,236,090
1,750,000	Morgan Stanley, Senior Notes, Medium-Term Notes, 6.250% due 8/28/17	1,790,383
5,606,000	UBS Preferred Funding Trust, Subordinated Notes, Series 1, 6.243% due 5/15/16 (a)(b)	5,528,351

	Total Capital Markets	37,227,530

Commercial Banks - 9.9%
3,280,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (c)	3,349,208
3,026,000	Banco Mercantil del Norte SA, Subordinated Bonds, 6.135% due 10/13/16 (a)(c)	3,027,029
2,260,000	Barclays Bank PLC, Junior Subordinated Bonds, 7.434% due 12/15/17 (a)(b)(c)	2,405,976
1,232,000	Comerica Capital Trust II, Capital Securities, 6.576% due 2/20/37 (a)	1,116,400
	Glitnir Banki HF:
3,758,000	Bonds, 7.451% due 9/14/16 (a)(b)(c)	3,708,898
1,963,000	Notes, 6.330% due 7/28/11 (c)	1,998,522
2,857,000	Subordinated Notes, 6.693% due 6/15/16 (a)(c)	2,922,251
2,472,000	HSBK Europe BV, 7.250% due 5/3/17 (c)	2,265,093
	ICICI Bank Ltd., Subordinated Bonds:
735,000	6.375% due 4/30/22 (a)(c)	688,497
438,000	6.375% due 4/30/22 (a)(c)	411,482
7,323,000	RBS Capital Trust III, Subordinated Notes, 5.512% due 9/30/14 (a)(b)	6,861,395
4,304,000	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (a)(b)(c)	4,325,468
300,000	Royal Bank Scotland Group PLC, Junior Subordinated Notes, Medium-Term Notes, 7.640% due 9/29/17 (a)(b)	313,476
6,753,000	Russian Agricultural Bank, Notes, 7.175% due 5/16/13 (c)	6,895,488
5,272,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16 (a)(b)(c)	4,896,307
366,000	SunTrust Bank, Subordinated Notes, 5.450% due 12/1/17	354,704
2,256,000	SunTrust Capital, Trust Preferred Securities, 6.100% due 12/15/36 (a)	2,053,118
	TuranAlem Finance BV, Bonds:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT	SECURITY	VALUE
Commercial Banks - 9.9% (continued)
$1,948,000	8.250% due 1/22/37 (c)	$1,650,930
423,000	8.250% due 1/22/37 (c)	370,125
2,271,000	VTB Capital SA for Vneshtorgbank, Loan Participation Notes, 5.956% due 8/1/08 (a)(c)	2,251,129
	Wachovia Corp.:
1,124,000	Senior Notes, 5.750% due 6/15/17	1,130,338
3,811,000	Subordinated Notes, 5.625% due 10/15/16	3,770,977
1,809,000	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36	1,665,492

	Total Commercial Banks	58,432,303

Commercial Services & Supplies - 0.3%
1,717,000	Waste Management Inc., Senior Notes, 7.750% due 5/15/32	1,933,883

Consumer Finance - 3.4%
4,129,000	Aiful Corp., Notes, 6.000% due 12/12/11 (c)	4,062,416
5,159,000	American Express Co., Subordinated Debentures, 6.800% due 9/1/66 (a)	5,295,703
1,000,000	Capital One Financial Corp., Senior Notes, 6.750% due 9/15/17	1,025,784
3,875,000	General Motors Acceptance Corp., Bonds, 8.000% due 11/1/31	3,811,690
1,902,000	Nelnet Inc., Notes, 7.400% due 9/29/36 (a)	1,867,288
	SLM Corp., Medium-Term Notes:
40,000	5.000% due 10/1/13	34,972
3,272,000	5.375% due 5/15/14	2,859,273
454,000	5.050% due 11/14/14	385,575
816,000	5.625% due 8/1/33	630,003

	Total Consumer Finance	19,972,704

Diversified Financial Services - 10.4%
3,734,000	AES El Salvador Trust, Senior Notes, 6.750% due 2/1/16 (c)	3,687,340
1,752,000	AGFC Capital Trust I, 6.000% due 1/15/67 (a)(c)	1,644,543
1,155,000	American Express Travel Related Services Co., Senior Notes, 5.250% due 11/21/11 (c)	1,154,619
3,542,000	Capital One Bank, Notes, 5.750% due 9/15/10	3,580,285
2,680,000	Capital One Capital IV, Capital Securities, 6.745% due 2/17/37 (a)	2,396,593
1,417,000	Capmark Financial Group Inc., 5.875% due 5/10/12 (c)	1,291,758
	General Electric Capital Corp.:
6,757,000	Global Medium-Term Notes, 6.000% due 6/15/12	6,974,542
770,000	Medium-Term Notes, 6.750% due 3/15/32	850,399
3,120,000	Senior Notes, Medium-Term Notes, 6.150% due 8/7/37	3,212,995
1,240,000	Glen Meadow Pass-Through Certificates, 6.505% due 2/12/67 (a)(c)	1,191,888
2,695,000	Goldman Sachs Capital I, Capital Securities, 6.345% due 2/15/34	2,518,820
1,933,000	ILFC E-Capital Trust II, Bonds, 6.250% due 12/21/65 (a)(c)	1,866,190
5,351,000	International Lease Finance Corp., Notes, 5.875% due 5/1/13	5,378,456
	JPMorgan Chase & Co., Subordinated Notes:
5,082,000	6.625% due 3/15/12	5,339,571
3,850,000	6.125% due 6/27/17	3,932,332
1,263,000	MUFG Capital Finance 1 Ltd., Preferred Securities, 6.346% due 7/25/16 (a)(b)	1,202,546
	Residential Capital LLC:
1,193,000	6.500% due 6/1/12	967,223
3,896,000	Senior Notes, 6.000% due 2/22/11	3,177,496
2,194,000	SMFG Preferred Capital, Bonds, 6.078% due 1/25/17 (a)(b)(c)	2,039,740
1,394,000	TNK-BP Finance SA, 7.500% due 7/18/16 (c)	1,387,866
7,238,000	ZFS Finance USA Trust II, Bonds, 6.450% due 12/15/65 (a)(c)	7,001,882

	Total Diversified Financial Services	60,797,084

Diversified Telecommunication Services - 6.7%
2,133,000	AT&T Corp., Senior Notes, 8.000% due 11/15/31	2,602,911

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT	SECURITY	VALUE
Diversified Telecommunication Services - 6.7% (continued)
	British Telecommunications PLC:
$1,155,000	Bonds, 9.125% due 12/15/30	$1,533,750
639,000	Notes, 8.625% due 12/15/10	703,999
4,478,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16	4,432,445
	Embarq Corp.:
2,718,000	Notes, 7.995% due 6/1/36	2,904,466
1,886,000	Senior Notes, 6.738% due 6/1/13	1,963,230
	France Telecom SA, Notes:
2,117,000	7.750% due 3/1/11	2,277,316
1,347,000	8.500% due 3/1/31	1,736,327
	Koninklijke KPN NV, Senior Notes:
1,709,000	8.000% due 10/1/10	1,839,475
1,725,000	8.375% due 10/1/30	1,991,338
1,848,000	SBC Communications Inc., Notes, 5.100% due 9/15/14	1,790,803
3,850,000	Telecom Italia Capital SpA, Senior Notes, 6.000% due 9/30/34	3,591,265
2,695,000	Telefonica Emisiones SAU, Senior Notes, 7.045% due 6/20/36	2,879,812
	Verizon Global Funding Corp.:
	Notes:
3,080,000	7.375% due 9/1/12	3,356,858
1,540,000	7.750% due 6/15/32	1,782,709
2,864,000	Senior Notes, 5.850% due 9/15/35	2,745,095
1,124,000	Verizon New York Inc., Senior Debentures, 6.875% due 4/1/12	1,185,168

	Total Diversified Telecommunication Services	39,316,967

Electric Utilities - 3.5%
	Enersis SA, Notes:
186,000	7.375% due 1/15/14	197,663
264,000	7.400% due 12/1/16	284,825
1,925,000	Exelon Corp., Senior Notes, 6.750% due 5/1/11	2,002,583
	FirstEnergy Corp., Notes:
2,628,000	6.450% due 11/15/11	2,719,439
5,883,000	7.375% due 11/15/31	6,456,887
3,835,000	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34	3,778,579
3,080,000	Progress Energy Inc., Senior Notes, 7.750% due 3/1/31	3,558,823
1,540,000	TXU Energy Co., Senior Notes, 7.000% due 3/15/13	1,693,076

	Total Electric Utilities	20,691,875

Energy Equipment & Services - 0.1%
685,000	Southern Natural Gas Co., Notes, 5.900% due 4/1/17 (c)	670,064

Food & Staples Retailing - 1.9%
1,448,000	CVS Corp., Senior Notes, 5.750% due 8/15/11	1,468,063
1,186,000	Delhaize Group, 6.500% due 6/15/17 (c)	1,198,251
2,887,000	Kroger Co., Senior Notes, 6.750% due 4/15/12	3,038,845
	Safeway Inc.:
750,000	Notes, 5.800% due 8/15/12	764,513
3,100,000	Senior Notes, 6.350% due 8/15/17	3,155,409
1,530,000	Wal-Mart Stores Inc., Senior Notes, 6.500% due 8/15/37	1,593,056

	Total Food & Staples Retailing	11,218,137

Food Products - 0.2%
1,360,000	Tyson Foods Inc., Senior Notes, 6.600% due 4/1/16	1,408,303

Gas Utilities - 0.6%
3,657,000	AGL Capital Corp., Senior Notes, 4.950% due 1/15/15	3,422,140

Health Care Equipment & Supplies - 0.6%
2,572,000	Baxter International Inc., Senior Notes, 5.900% due 9/1/16	2,597,561

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT	SECURITY	VALUE
Health Care Equipment & Supplies - 0.6% (continued)
$1,209,000	Hospira Inc., Senior Notes, 6.050% due 3/30/17	$1,191,450

	Total Health Care Equipment & Supplies	3,789,011

Health Care Providers & Services - 4.0%
2,695,000	Aetna Inc., Senior Notes, 6.000% due 6/15/16	2,704,667
1,671,000	Cardinal Health Inc., Notes, 5.800% due 10/15/16 (c)	1,647,823
3,303,000	HCA Inc., Senior Notes, 6.500% due 2/15/16	2,824,065
3,657,000	Humana Inc., Senior Notes, 6.300% due 8/1/18	3,663,703
1,432,000	Quest Diagnostic Inc., Senior Notes, 5.125% due 11/1/10	1,431,032
5,236,000	UnitedHealth Group Inc., Senior Notes, 5.000% due 8/15/14	5,049,044
2,603,000	Universal Health Services Inc., Notes, 7.125% due 6/30/16	2,672,328
3,380,000	WellPoint Health Networks Inc., Notes, 6.375% due 1/15/12	3,511,374

	Total Health Care Providers & Services	23,504,036

Household Durables - 1.5%
1,232,000	Black & Decker Corp., Senior Notes, 5.750% due 11/15/16	1,205,873
3,781,000	K Hovnanian Enterprises Inc., Senior Notes, 8.625% due 1/15/17	3,138,230
5,197,000	Lennar Corp., Senior Notes, 5.600% due 5/31/15	4,477,844

	Total Household Durables	8,821,947

Independent Power Producers & Energy Traders - 0.6%
	TXU Corp., Senior Notes:
38,000	5.550% due 11/15/14	30,837
3,349,000	6.500% due 11/15/24	2,700,969
1,043,000	6.550% due 11/15/34	823,201

	Total Independent Power Producers & Energy Traders	3,555,007

Industrial Conglomerates - 0.8%
	Tyco International Group SA:
40,000	6.125% due 1/15/09	40,655
320,000	6.375% due 10/15/11	327,735
	Notes:
100,000	6.125% due 11/1/08	101,122
4,000,000	6.875% due 1/15/29	4,026,192

	Total Industrial Conglomerates	4,495,704

Insurance - 3.2%
1,078,000	ACE INA Holdings Inc., Senior Notes, 5.700% due 2/15/17	1,065,758
1,771,000	Allstate Corp., 6.500% due 5/15/57 (a)	1,711,564
2,064,000	American International Group Inc., Junior Subordinated Debentures, 6.250% due 3/15/37	1,949,471
1,301,000	Chubb Corp., Junior Subordinated Notes, 6.375% due 3/29/37 (a)	1,295,607
1,063,000	Everest Reinsurance Holdings Inc., 6.600% due 5/15/37 (a)	987,641
1,240,000	Liberty Mutual Group, Junior Subordinated Bonds, 7.800% due 3/15/37 (c)	1,210,187
4,027,000	MetLife Inc., Junior Subordinated Debentures, 6.400% due 12/15/36	3,841,331
1,424,000	Prudential Financial Inc., Medium-Term Notes, 5.700% due 12/14/36	1,316,633
4,066,000	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37 (a)	3,938,120
1,709,000	Willis North America Inc., Senior Notes, 5.625% due 7/15/15	1,630,842

	Total Insurance	18,947,154

IT Services - 0.6%
	Electronic Data Systems Corp., Notes:
1,917,000	7.125% due 10/15/09	1,952,597
1,540,000	7.450% due 10/15/29	1,562,519

	Total IT Services	3,515,116

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT	SECURITY	VALUE
CORPORATE BONDS & NOTES - 83.9% (continued)
Leisure Equipment & Products - 0.2%
$1,300,000	Hasbro Inc., Senior Notes, 6.300% due 9/15/17	$1,296,634

Media - 6.0%
	Comcast Corp., Notes:
4,235,000	6.500% due 1/15/17	4,376,254
5,956,000	6.450% due 3/15/37	5,899,132
3,396,000	Cox Communications Inc., Notes, 7.750% due 11/1/10	3,621,535
3,850,000	News America Holdings Inc., Senior Debentures, 8.500% due 2/23/25	4,539,762
1,910,000	News America Inc., Notes, 6.150% due 3/1/37	1,787,044
2,289,000	Rogers Cable Inc., Senior Secured Second Priority Notes, 6.250% due 6/15/13	2,321,094
3,850,000	Time Warner Cos. Inc., Debentures, 7.570% due 2/1/24	4,161,743
1,563,000	Time Warner Entertainment Co., LP, Senior Notes, 8.375% due 7/15/33	1,838,093
601,000	Time Warner Inc., Debentures, 7.700% due 5/1/32	661,815
	Viacom Inc., Senior Notes:
1,440,000	5.750% due 4/30/11	1,455,094
3,850,000	8.625% due 8/1/12	4,306,071

	Total Media	34,967,637

Metals & Mining - 2.6%
7,469,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	8,178,555
6,689,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36	6,924,901

	Total Metals & Mining	15,103,456

Multi-Utilities - 0.9%
5,467,000	Consolidated Edison Co. of New York, Senior Notes, 5.375% due 12/15/15	5,350,001

Multiline Retail - 0.9%
1,350,000	Macys Retail Holdings Inc., 5.875% due 1/15/13	1,346,089
3,965,000	May Department Stores Co., 6.650% due 7/15/24	3,730,106

	Total Multiline Retail	5,076,195

Oil, Gas & Consumable Fuels - 8.1%
5,867,000	Anadarko Finance Co., Senior Notes, 7.500% due 5/1/31	6,407,867
1,016,000	Apache Corp., Senior Notes, 6.000% due 1/15/37	981,287
3,696,000	Burlington Resources Finance Co., Senior Notes, 6.680% due 2/15/11	3,888,595
378,000	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29	416,942
1,710,000	DCP Midstream LLC, Senior Notes, 6.750% due 9/15/37 (c)	1,702,722
2,040,000	Devon Financing Corp. ULC, Debentures, 7.875% due 9/30/31	2,416,306
2,200,000	EOG Resources Inc., Senior Notes, 5.875% due 9/15/17	2,203,364
	Gazprom, Loan Participation Notes:
1,694,000	6.212% due 11/22/16 (c)	1,683,328
878,000	Senior Notes, 6.510% due 3/7/22 (c)	871,327
354,000	Hess Corp., Notes, 7.300% due 8/15/31	389,207
1,070,000	Intergas Finance BV, 6.375% due 5/14/17 (c)	1,035,974
493,000	Kerr-McGee Corp., Notes, 7.875% due 9/15/31	571,729
	Kinder Morgan Energy Partners LP:
2,040,000	Medium-Term Notes, 6.950% due 1/15/38	2,074,631
770,000	Senior Notes, 7.125% due 3/15/12	812,716
2,618,000	Kinder Morgan Finance Company, ULC, Notes, 6.400% due 1/5/36	2,244,131
1,270,000	LUKOIL International Finance BV, 6.356% due 6/7/17 (c)	1,215,136
9,579,000	Pemex Project Funding Master Trust, Bonds, 6.625% due 6/15/35	9,918,825
1,132,000	Petrobras International Finance Co., Senior Notes, 6.125% due 10/6/16	1,146,366
2,479,000	Petroplus Finance Ltd., Senior Note, 7.000% due 5/1/17 (c)	2,367,445
3,888,000	Valero Energy Corp., Notes, 4.750% due 6/15/13	3,713,328

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 8.1% (continued)
$1,860,000	XTO Energy Inc., Senior Notes, 6.100% due 4/1/36	$1,805,046

	Total Oil, Gas & Consumable Fuels	47,866,272

Paper & Forest Products - 0.4%
1,979,000	Weyerhaeuser Co., Notes, 6.750% due 3/15/12	2,056,525

Pharmaceuticals - 0.6%
3,080,000	Wyeth, Notes, 6.950% due 3/15/11	3,230,467

Real Estate Investment Trusts (REITs) - 0.8%
1,324,000	Boston Properties LP, Senior Notes, 6.250% due 1/15/13	1,346,124
3,715,000	iStar Financial Inc., Senior Notes, 5.150% due 3/1/12	3,440,796

	Total Real Estate Investment Trusts (REITs)	4,786,920

Road & Rail - 0.5%
2,988,000	Union Pacific Corp., Debentures, 6.625% due 2/1/29	3,039,226

Thrifts & Mortgage Finance - 2.5%
6,260,000	Countrywide Financial Corp., Medium-Term Notes, 5.800% due 6/7/12	5,873,270
	Washington Mutual Inc.:
5,486,000	Notes, 4.200% due 1/15/10	5,338,756
3,842,000	Subordinated Notes, 4.625% due 4/1/14	3,504,088

	Total Thrifts & Mortgage Finance	14,716,114

Tobacco - 0.5%
1,312,000	Altria Group Inc., Notes, 7.000% due 11/4/13	1,427,560
1,540,000	Reynolds American Inc., 7.625% due 6/1/16	1,647,342

	Total Tobacco	3,074,902

Wireless Telecommunication Services - 2.5%
	New Cingular Wireless Services Inc.:
1,386,000	Notes, 8.125% due 5/1/12	1,538,356
2,830,000	Senior Notes, 8.750% due 3/1/31	3,593,042
	Sprint Capital Corp.:
1,320,000	Global Notes, 6.900% due 5/1/19	1,327,841
1,550,000	Notes, 8.750% due 3/15/32	1,782,288
1,540,000	Senior Notes, 8.375% due 3/15/12	1,697,177
4,774,000	Vodafone Group PLC, Notes, 5.000% due 9/15/15	4,511,821

	Total Wireless Telecommunication Services	14,450,525

	TOTAL CORPORATE BONDS & NOTES (Cost - $503,886,994)	492,831,982

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.8%
	Thornburg Mortgage Securities Trust:
2,177,757	6.228% due 9/25/37 (a)	2,157,681
2,385,192	6.240% due 9/25/37 (a)	2,392,646

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $4,521,960)	4,550,327

MUNICIPAL BOND - 0.2%
Illinois - 0.2%
1,310,000	Illinois State GO, 5.100% due 6/1/33 (Cost - $1,204,441)	1,227,771

SOVEREIGN BONDS - 3.1%
Canada - 0.8%
3,850,000	Province of Saskatchewan, Debentures, 8.000% due 2/1/13	4,362,066

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT	SECURITY	VALUE
SOVEREIGN BONDS - 3.1% (continued)
Italy - 0.6%
$3,619,000	Republic of Italy, Senior Notes, 5.625% due 6/15/12	$3,759,660

Mexico - 0.7%
	United Mexican States:
494,000	Medium-Term Notes, 7.500% due 4/8/33	588,107
3,333,000	Medium-Term Notes, Series A, 6.750% due 9/27/34	3,632,970

	Total Mexico	4,221,077

Supranational - 1.0%
5,236,000	Corporacion Andina de Fomento, Notes, 6.875% due 3/15/12	5,552,118

	TOTAL SOVEREIGN BONDS (Cost - $17,601,762)	17,894,921

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 10.8%
U.S. Government Obligations - 10.8%
	U.S. Treasury Notes:
24,038,000	6.000% due 8/15/09 (d)	24,922,526
2,945,000	4.625% due 10/31/11	2,998,381
282,000	4.625% due 2/29/12	287,089
31,790,000	4.500% due 4/30/12 (d)	32,189,887
3,300,000	4.125% due 8/31/12	3,287,628

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $63,108,756)	63,685,511

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $590,323,913)	580,190,512

SHORT-TERM INVESTMENT - 0.1%
U.S. Government Agency - 0.1%
460,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.203% due 3/17/08 (e)(f) (Cost - $449,245)	450,651

	TOTAL INVESTMENTS - 98.9% (Cost - $590,773,158#)	580,641,163
	Other Assets in Excess of Liabilities - 1.1%	6,745,005

	TOTAL NET ASSETS - 100.0%	$587,386,168

(a)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	All or a portion of this security is segregated for open futures contracts.

(e)	Rate shown represents yield-to-maturity.

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

GO	— General Obligation

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Investment Grade Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Fund was a separate diversified investment series of Legg Mason Partners Investment Funds, Inc. (the “Company”), a Maryland corporation, registered under the 1940 Act.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(d) Credit and Market Risk. Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

LEGG MASON PARTNERS INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

Gross unrealized appreciation	$7,138,876
Gross unrealized depreciation	(17,270,871)

Net unrealized depreciation	$(10,131,995)

At September 30, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized (Loss)
Contracts to Sell:
U.S. Treasury Bond	20	12/07	$2,216,533	$2,226,875	$(10,342)
U.S. Treasury 5-Year Notes	3	12/07	319,469	321,094	(1,625)
U.S. Treasury 10-Year Notes	468	12/07	50,898,684	51,143,625	(244,941)

Net Unrealized Loss on Open Futures Contracts					$(256,908)

See Notes to Schedule of Investments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 28, 2007

By:	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: November 28, 2007